Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of Company's assets that are measured at fair value	Schedule of fair value, assets measured on recurring basis

	Level	June 30, 2026	December 31, 2025
Assets:
Cash and marketable securities held in Trust Account	1	$174,896,125	$—

Schedule of market assumptions used in the Level 3 valuation of the Public Warrants

Schedule of fair value of the Public Warrants

February 9, 2026
Underlying stock price	$9.72
Exercise price	$11.50
Remaining term (years)	6.24
Volatility	5.0%
Risk-free rate	3.81%
Pre-adjusted value per share	$0.86
Market adjustment	13.1%

Schedule of market assumptions used in the Level 3 valuation of the Public Rights	Schedule of fair value of Public Rights

February 9, 2026
Underlying stock price	$9.72
Pre-adjusted value per share	$1.94
Market adjustment	13.1%

Schedule of market assumptions used in the Level 3 valuation of the Restricted Shares	Schedule of fair value of Restricted Shares

February 9, 2026
Underlying stock price	$9.72
Pre-adjusted value per share	$9.72
Market adjustment	13.1%